Related party transactions - Additional Information (Detail) - USD ($)			9 Months Ended
	Feb. 05, 2021	Feb. 02, 2021	Sep. 30, 2021
Office Space Secretarial and Administrative Services [Member]
Related party transaction, amounts of transaction			$ 33,333
Director [Member]
Related party transaction, amounts of transaction	$ 375,000
Founder Shares [Member]
Number of shares not subjected to forfeiture	625,000
Founder Shares [Member] | Non Executive Directors [Member]
Number of Shares To be Transferred	37,500
Founder Shares [Member] | Share Price Equal Or Exceeds Eighteen Rupees Per Dollar Member
Share price	$ 12.00
Founder Shares [Member] | Share Price Equal Or Exceeds Eighteen Rupees Per Dollar Member | Minimum [Member]
Common stock, transfers, threshold trading days	20 days
Founder Shares [Member] | Share Price Equal Or Exceeds Eighteen Rupees Per Dollar Member | Maximum [Member]
Common stock, transfers, threshold trading days	30 days
Common Class B [Member] | Founder Shares [Member]
Stock issued during period, value, new issues	$ 25,000
Common stock, dividends, per share, declared		$ 0.15942029
Sponsor [Member] | Related Party Loan [Member]
Debt face amount		$ 500,000
Notes Payable, Related Parties	71,706
Sponsor [Member] | Working Capital Loans [Member]
Debt face amount	$ 1,500,000
Debt conversion price per share	$ 10.00
Long-term debt, gross	$ 0
Sponsor [Member] | Founder Shares [Member]
Stock issued during period, shares, new issues		5,000,000
Common stock, transfers, restriction on number of days from the date of business combination	150 days
Sponsor [Member] | Common Class B [Member] | Founder Shares [Member]
Stock issued during period, shares, new issues	4,312,500